Schedule of Investments
May 31, 2021 (unaudited)
Monteagle Opportunity Equity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 92.68%

Banks - 6.23%
Bank OZK	6,400	273,344
Cathay General Bancorp.	8,100	337,608
East West Bancorp, Inc.	4,500	336,510
Heartland Financial USA, Inc.	5,600	278,600
Northfild Bancorp, Inc.	20,600	348,758
South State Corp.	3,100	275,311
Washington Federal, Inc.	7,900	263,386

		2,113,517

Captial Goods - 10.71%
Acuity Brands, Inc.	2,200	408,650
AGCO Corp.	2,100	290,577
A.O. Smith Corp.	4,400	312,708
Cummins, Inc.	1,500	385,920
Curtiss-Wright Corp.	2,500	313,300
EMCOR Group, Inc.	2,200	277,442
Franklin Electric Co., Inc.	3,700	310,393
John Bean Technologies Corp.	2,200	316,866
L3Harris Technologies, Inc.	1,500	327,090
Masco Corp.	5,000	301,550
Stanley Black & Decker, Inc.	1,800	390,240

		3,634,736

Chemicals - 1.92%
Eastman Chemical Co.	2,600	326,040
LyondellBasell Industries NV Class A	2,900	326,598

		652,638

Commercial & Professional Services - 4.77%
ABM Industries, Inc.	5,800	289,362
CBIZ, Inc. (2)	6,900	229,149
Cintas Corp.	900	318,186
HNI Corp.	8,600	392,332
Robert Half International, Inc.	4,400	390,676

		1,619,705

Consumer Durables & Apparel - 3.72%
Brunswick Corp.	3,800	388,474
Lennar Corp. Class A	2,700	267,327
PulteGroup, Inc.	5,600	323,624
Whirlpool Corp.	1,200	284,508

		1,263,933

Consumer Services - 3.39%
Service Corp. International	6,200	328,724
Texas Roadhouse, Inc.	4,000	402,840
Yum! Brands, Inc.	6,200	419,368

		1,150,932

Containers & Packaging - 1.69%
Amcor PLC	29,200	344,560
Sonoco Products Co.	3,400	229,568

		574,128

Diversified Financials - 3.74%
Houlihan Lokey, Inc. Class A	4,700	351,983
Raymond James Financial, Inc.	2,100	278,439
SEI Investments Co. (2)	5,600	355,264
Synchrony Financial	6,000	284,460

		1,270,146

Electric Utilities - 1.84%
Hawaiian Electric Industries, Inc.	3,100	133,455
OGE Energy Corp.	5,400	186,300
Pinnacle West Capital Corp.	2,000	169,160
PPL Corp.	4,700	136,817

		625,732

Energy Equipment & Services - 1.98%
Halliburton Co.	30,000	673,500

Equity Real Estate Investment Trust - 2.89%
National Health Investors, Inc.	14,900	982,059

Food & Staples Retailing - 0.80%
The Kroger Co.	7,300	269,954

Food, Beverage & Tobacco - 2.68%
Archer-Daniels-Midland Co.	3,200	212,896
Ingredion Inc.	2,800	265,804
Kellogg Co.	3,300	216,117
Tyson Foods, Inc. Class A	2,700	214,650

		909,467

Gas Utilities - 0.43%
UGI Corp.	3,200	147,360

Healthcare Equipment & Services - 5.67%
Baxter International, Inc.	4,500	369,540
Cardinal Health, Inc.	6,600	370,062
Hologic, Inc. (2)	6,000	378,360
McKesson Corp.	2,100	404,019
Molina Healthcare, Inc. (2)	1,600	402,176

		1,924,157

Insurance - 3.72%
Aflac, Inc.	4,900	277,732
Everest Group, Ltd.	1,100	285,956
The Hanover Insurance Group, Inc.	2,500	348,725
The Travelers Companies, Inc.	2,200	351,340

		1,263,753

Media & Entertainment - 2.42%
Take-Two Interactive Software, Inc. (2)	2,500	463,900
ViacomCBS, Inc. Class B	8,400	356,328

		820,228

Metals & Mining - 2.43%
Barrick Gold Corp.	11,300	272,104
Kirkland Lake Gold Ltd.	6,400	277,312
Nucor Corp.	2,700	276,858

		826,274

Multi Utilities - 1.31%
Avista Corp.	3,000	135,990
DTE Energy Co.	1,000	137,990
MDU Resources Group, Inc.	5,100	171,666

		445,646

Pharmaceuticals, Biotechnology & Life Science - 6.11%
Biogen, Inc. (2)	1,300	347,724
Icon PLC (Ireland) (2)	2,200	492,272
Jazz Pharmaceuticals PLC (Ireland) (2)	2,300	409,699
PerkinElmer, Inc.	2,600	377,182
United Therapeutics Corp. (2)	2,400	446,160

		2,073,037

Retailing - 5.54%
Best Buy Co., Inc.	2,900	337,096
Core-Mark Holding Co., Inc.	7,200	330,192
Dollar Tree, Inc. (2)	2,900	282,750
Genuine Parts Co.	2,400	314,688
Penske Automotive Group, Inc.	3,500	299,565
Zumiez, Inc. (2)	7,200	315,504

		1,879,795

Semiconductors & Semiconductor Equipment - 2.73%
Cirrus Logic, Inc. (2)	5,100	398,157
Skyworks Solutions, Inc.	3,100	527,000

		925,157

Software & Services - 6.25%
Amdocs Ltd.	5,400	421,740
Check Point Software Technologies Ltd. (Israel) (2)	3,950	462,071
Dolby Laboratories, Inc.	4,000	390,160
Dropbox, Inc. Class A (2)	14,300	391,105
Genpact Ltd.	10,000	457,400

		2,122,476

Technology Hardware & Equipment - 7.33%
Arrow Electronics, Inc. (2)	3,100	373,023
Avnet, Inc.	8,600	378,916
CDW Corp.	2,200	363,924
NETGEAR, Inc. (2)	12,600	489,888
SYNNEX Corp.	3,100	392,460
TE Connectivity, Ltd.	3,600	488,448

		2,486,659

Telecommunication Services - 0.98%
BCE, Inc.	6,700	333,124

Transportation - 0.88%
Landstar System, Inc.	1,750	298,375

Water Utilities - 0.49%
American States Water Co.	2,100	166,677

Total Common Stock	(Cost $ 26,330,679)	31,453,165

Real Estate Investment Trusts - 4.74%

LTC Properties, Inc.	17,300	677,814
Mid-America Apartment Communities, Inc.	5,800	932,060

Total Real Estate Investment Trusts	(Cost $ 1,198,579)	1,609,874

Money Market Registered Investment Companies - 2.56%

Federated Government Obligations Fund - Institutional Class, 0.01% (3)	867,867	867,867

Total Money Market Registered Investment Companies	(Cost $ $867,867)	867,867

Total Investments - 99.98%	(Cost $ 28,397,125)	33,930,906

Other Assets less Liabilities - 0.02%		7,369

Total Net Assets - 100.00%		33,938,275

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$33,930,906	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$33,930,906	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2021.
ADR - American Depositary Receipt
PLC - Public Limited Company